Shareholder Fees	0 Months Ended
Dec. 01, 2012
(WFA Core Bond Fund - Class R4) | (Wells Fargo Advantage Core Bond Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Core Bond Fund - Class R6) | (Wells Fargo Advantage Core Bond Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA International Bond Fund - Class R6) | (Wells Fargo Advantage International Bond) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Short Duration Government Bond Fund - Class R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none